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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21806

Evergreen Asset Allocation Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for one of its series, Evergreen Asset Allocation Trust, for the quarter ended September 30, 2007. This one series has a December 31 fiscal year end.

Date of reporting period:September 30, 2007

Item 1 – Schedule of Investments

ASSET ALLOCATION TRUST SCHEDULE OF INVESTMENTS

September 30, 2007 (unaudited)
	Shares	Value

MUTUAL FUND SHARES 99.7%
INTERNATIONAL EQUITY 43.2%
GMO Emerging Markets Fund, Class VI ø	24,591,342	$649,211,422
GMO Emerging Markets Quality Fund, Class VI ø	35,239,236	518,369,162
GMO International Core Equity Fund, Class VI ø	42,911,055	1,874,354,889
GMO International Growth Equity Fund, Class IV ø	27,728,765	961,910,848
GMO International Intrinsic Value Fund, Class IV ø	24,336,115	937,183,775

		4,941,030,096

INTERNATIONAL FIXED INCOME 1.1%
GMO Emerging Country Debt Fund, Class IV ø	5,108,195	54,810,937
GMO International Bond Fund, Class III ø	7,853,379	75,785,107

		130,596,044

U.S. EQUITY 11.6%
GMO U.S. Core Equity Fund, Class VI ø	20,859,447	303,713,553
GMO U.S. Quality Equity Fund, Class VI ø	44,873,105	1,019,068,204

		1,322,781,757

U.S. FIXED INCOME 43.8%
GMO Alpha Only Fund, Class IV ø	74,457,427	813,819,677
GMO Core Plus Bond Fund, Class IV ø	61,707,922	612,759,661
GMO Domestic Bond Fund, Class VI ø	31,123,733	310,303,615
GMO Inflation Indexed Plus Bond Fund, Class VI ø	69,423,783	1,756,421,712
GMO Short-Duration Investment Fund, Class III ø	998	9,038
GMO Strategic Fixed Income Fund, Class VI ø	60,683,356	1,525,579,577

		5,018,893,280

Total Mutual Fund Shares (cost $10,169,323,776)		11,413,301,177

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS 0.2%
TIME DEPOSIT 0.2%
State Street Bank Euro Time Deposit, 4.25%, 10/01/2007 (cost $23,740,328)	$23,740,328	23,740,328

Total Investments (cost $10,193,064,104) 99.9%		11,437,041,505
Other Assets and Liabilities 0.1%		9,006,039

Net Assets 100.0%		$11,446,047,544

ø	Grantham, Mayo, Van Otterloo & Co. LLC is the investment advisor to Asset Allocation Trust and the underlying fund.

On September 30, 2007, the aggregate cost of investments for federal income tax purposes was $10,194,679,547. The gross unrealized appreciation and depreciation on investments based on tax cost was $1,276,652,479 and $34,290,521, respectively, with a net unrealized appreciation of $1,242,361,958.

Valuation of investments

Investments in the underlying funds are valued at the net asset value per share as reported by the underlying funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are value at amortized cost, which approximates market value.

Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

1

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Asset Allocation Trust

By:
Dennis H. Ferro,
Principal Executive Officer

Date:	November 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Dennis H. Ferro,
Principal Executive Officer

Date:	November 28, 2007

By:
Jeremy DePalma
Principal Financial Officer

Date:	November 28, 2007